Derivative financial instruments and hedge accounting - Underlying asset or liability by type of risk hedged under cash flow hedge (Details) - Other cash flow derivatives - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commodity price risk
Cash flow hedges [abstract]
Change of the underlying asset used for the calculation of hedging ineffectivenes	€ 1,023	€ (169)
CFH reserve	(850)	56
Reclassification adjustments	(123)	(436)
Commodity price risk | Planned sales
Cash flow hedges [abstract]
Change of the underlying asset used for the calculation of hedging ineffectivenes	1,023	(169)
CFH reserve	(850)	56
Reclassification adjustments	(123)	(436)
Interest rate risk
Cash flow hedges [abstract]
Change of the underlying asset used for the calculation of hedging ineffectivenes	12	(19)
CFH reserve	(12)	(6)
Interest rate risk | Hedged flows
Cash flow hedges [abstract]
Change of the underlying asset used for the calculation of hedging ineffectivenes	12	(19)
CFH reserve	€ (12)	€ (6)